Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Jan. 01, 2018
Statement Line Items [Line Items]
Balance	$ 53,164		$ 29,062
Balance	49,189	$ 29,062	53,164
Balance	53,164	29,062	29,062	$ 30,689
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	31,597		29,062
Balance	30,525	29,062	31,597
Balance	31,597	29,062	29,062	30,689
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	21,567
Balance	18,664		21,567
Balance	21,567
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	131,055	89,787	90,108
Effect of foreign exchange	(283)	321	(72)
Additions	450		41,019
Write off			(12,126)
Balance	119,096	90,108	131,055
Balance	131,055	89,787	90,108
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	85,749	89,787	90,108
Effect of foreign exchange	(283)	321	(72)
Additions	450		7,839
Write off			(12,126)
Balance	85,916	90,108	85,749
Balance	85,749	89,787	90,108
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	33,180
Effect of foreign exchange
Additions			33,180
Write off
Balance	33,180		33,180
Balance	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	77,891	59,098	61,046
Effect of foreign exchange	(268)	295	129
Write off			(12,126)
Charge for the period	4,410	1,653	16,716
Balance	69,907	61,046	77,891
Balance	77,891	59,098	61,046
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	54,152	59,098	61,046
Effect of foreign exchange	(268)	295	129
Write off			(12,126)
Charge for the period	1,507	1,653	5,103
Balance	55,391	61,046	54,152
Balance	54,152	59,098	61,046
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	11,613
Effect of foreign exchange
Write off
Charge for the period	2,903		11,613
Balance	14,516		11,613
Balance	$ 11,613